DESCRIPTION OF BUSINESS, ORGANIZATION AND SIGNIFICANT CONCENTRATIONS AND RISKS (Tables)	12 Months Ended
Mar. 31, 2015
Net revenues | Customer concentration risk
Significant Concentrations and Risks
Schedule of significant concentrations and risks

	Year Ended March 31,
	2013		2014		2015
	RMB	%	RMB	%	RMB	%

Securities Association of China	84,244,267	23.0%	64,057,268	16.7%	66,847,350	19.1%
The Chinese Institute of Certified Public Accountants	54,255,662	14.8%	61,654,948	16.0%	64,944,327	18.5%
China Banking Association	60,573,979	16.5%	67,516,046	17.6%	64,169,577	18.3%
Ministry of Human Resources and Social Security	22,747,389	6.2%	29,333,419	7.6%	35,132,028	10.0%

Accounts receivable, net | Credit concentration risk, customers or financial institutions
Significant Concentrations and Risks
Schedule of significant concentrations and risks
	March 31,
	2014		2015
	RMB	%	RMB	%
Securities Association of China	17,481,156	25.6%	21,601,986	44.9%

Cash and cash equivalent | Credit concentration risk, customers or financial institutions
Significant Concentrations and Risks
Schedule of significant concentrations and risks

	March 31,
	2014	2015
	RMB	RMB
Financial institutions in the mainland of the PRC
— Denominated in Renminbi (“RMB”)	291,498,542	190,964,354
— Denominated in United Stated Dollars (“USD”)	6,517,884	721

Total cash and cash equivalents balances held at mainland PRC financial institutions	298,016,426	190,965,075

Financial institutions in Hong Kong Special Administrative Region (“HKSAR”) of the PRC
— Denominated in RMB	12,052,519	43,214,291
— Denominated in Hong Kong Dollar	307,363	33,442
— Denominated in USD	1,570,790	5,973,846
— Denominated in GBP	—	108,717

Total cash balances held at HKSAR financial institutions	13,930,672	49,330,296

Total cash and cash equivalents balances held at financial institutions	311,947,098	240,295,371